Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/27/2018
Distribution Date:	10/15/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$26,101,661,600

OSFI Covered Bond Limit			$38,361,812,962

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA

The Bank of Nova Scotia
Scotiabank Covered Bond Guarantor Limited Partnership
The Bank of Nova Scotia
The Bank of Nova Scotia
Computershare Trust Company of Canada
KPMG LLP
The Bank of Nova Scotia
Canadian Imperial Bank of Commerce
The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency
and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/27/2018
Distribution Date:	10/15/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of unsecured, unsobordinated, and unguaranteed long-term debt obligation, short-term or counterparty risk assessment, or issuer default rating of Scotiabank falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of long-term, unsecured, unsobordinated and unguaranteed debt obligation (or, in case of Fitch, issuer default rating) of the Interest Rate or Covered Bond Swap Provider falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/27/2018
Distribution Date:	10/15/2018

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$26,101,661,600

A = Lesser of (i) LTV Adjusted Loan Balance and			32,172,828,756		A (i)	33,920,878,719
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	32,172,828,756
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			349,972,325
Total: A + B + C + D + E - F			31,822,856,431

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			26,690,314,530

A = lesser of (i) Present Value of outstanding loan balance of			33,546,372,852
Performing Eligible Loans(5) and (ii) 80% of Market Value of
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			33,546,372,852

Intercompany Loan Balance

Guarantee Loan			27,519,190,157
Demand Loan			7,676,683,677
Total			35,195,873,834

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
September 27, 2018	N/A		N/A

Portfolio Flow of Funds

	27-Sep-18		30-Aug-18
Cash Inflows
Principal Receipts	517,785,291.25		572,289,301.36
Sale of Loans	512,349,506.02		87,431,444.04
Revenue Receipts	79,012,048.99		85,043,384.18
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(78,867,364.25)	(7)	(84,821,309.48)	(8)
Purchase of Loans	(35,697,063.51)		(33,558,802.09)
Intercompany Loan Repayment	(994,437,733.76)	(7)	(626,161,943.31)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(475.80)		(57,099.03)
Net Inflows/(Outflows)	144,208.94		164,975.67

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether  upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.4304%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of  Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were  immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on October 17th, 2018.

(8) This amount was paid out on September 17th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/27/2018
Distribution Date:	10/15/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$ 34,898,302,639
Current Month Ending Balance (1)	$ 33,901,063,856
Number of Mortgage Loans in Pool	163,381
Average Loan Size	$207,497
Number of Primary Borrowers	141,677
Number of Properties	147,149

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	50.54%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.93%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.27%
Weighted Average Seasoning of Loans in the Portfolio	25.53	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.87%
Weighted Average Original Term of Loans in the Portfolio	54.83	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	29.30	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	32.18	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	163,269	99.93%	33,868,158,568	99.90%
30 to 59 Days Past Due	102	0.06%	29,507,959	0.09%
60 to 89 Days Past Due	10	0.01%	3,397,329	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	163,381	100.00%	33,901,063,856	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,761	11.48%	4,371,904,503	12.90%
British Columbia	21,861	13.38%	6,105,281,384	18.01%
Manitoba	3,027	1.85%	429,960,295	1.27%
New Brunswick	3,995	2.45%	410,853,649	1.21%
Newfoundland	4,063	2.49%	591,021,810	1.74%
Northwest Territories	51	0.03%	10,273,413	0.03%
Nova Scotia	6,025	3.69%	776,875,192	2.29%
Nunavut	-	0.00%	-	0.00%
Ontario	82,573	50.54%	17,506,213,131	51.64%
Prince Edward Island	824	0.50%	89,773,808	0.26%
Quebec	17,169	10.51%	2,655,848,277	7.83%
Saskatchewan	4,748	2.91%	897,210,617	2.65%
Yukon	284	0.17%	55,847,777	0.16%
Total	163,381	100.00%	33,901,063,856	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,186	1.34%	465,354,048	1.37%
599 or less	1,372	0.84%	280,243,045	0.83%
600 - 650	3,066	1.88%	658,391,406	1.94%
651 - 700	10,174	6.23%	2,231,945,508	6.58%
701 - 750	20,156	12.34%	4,431,818,393	13.07%
751 - 800	30,314	18.55%	6,740,681,874	19.88%
801 and Above	96,113	58.83%	19,092,629,582	56.32%
Total	163,381	100.00%	33,901,063,856	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/27/2018
Distribution Date:	10/15/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	126,854	77.64%	24,930,544,921	73.54%
Variable	36,527	22.36%	8,970,518,935	26.46%
Total	163,381	100.00%	33,901,063,856	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	130,854	80.09%	25,220,394,787	74.39%
Non-STEP	32,527	19.91%	8,680,669,070	25.61%
Total	163,381	100.00%	33,901,063,856	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,236	8.10%	2,981,478,572	8.79%
Owner Occupied	150,145	91.90%	30,919,585,284	91.21%
Total	163,381	100.00%	33,901,063,856	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	32,495	19.89%	7,743,697,012	22.84%
2.5000 - 2.9999	73,290	44.86%	13,684,157,694	40.36%
3.0000 - 3.4999	49,581	30.35%	10,966,427,292	32.35%
3.5000 - 3.9999	7,185	4.40%	1,367,489,116	4.03%
4.0000 - 4.4999	256	0.16%	39,706,637	0.12%
4.5000 - 4.9999	339	0.21%	59,219,341	0.17%
5.0000 - 5.4999	92	0.06%	9,599,787	0.03%
5.5000 and Above	143	0.09%	30,766,977	0.09%
Total	163,381	100.00%	33,901,063,856	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,053	11.66%	1,499,049,989	4.42%
20.01-25.00	7,785	4.76%	1,073,802,061	3.17%
25.01-30.00	8,831	5.41%	1,449,620,443	4.28%
30.01-35.00	10,682	6.54%	2,061,087,731	6.08%
35.01-40.00	12,736	7.80%	2,683,001,562	7.91%
40.01-45.00	13,933	8.53%	3,142,934,137	9.27%
45.01-50.00	15,533	9.51%	3,640,627,522	10.74%
50.01-55.00	17,025	10.42%	4,000,615,901	11.80%
55.01-60.00	15,841	9.70%	3,917,996,411	11.56%
60.01-65.00	13,234	8.10%	3,332,892,157	9.83%
65.01-70.00	12,563	7.69%	3,089,839,711	9.11%
70.01-75.00	9,213	5.64%	2,298,973,893	6.78%
75.01-80.00	5,240	3.21%	1,308,428,203	3.86%
80.01-90.00	1,626	1.00%	383,513,087	1.13%
90.01-100.00	70	0.04%	16,188,034	0.05%
Over 100.00	16	0.01%	2,493,013	0.01%
Total	163,381	100.00%	33,901,063,856	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/27/2018
Distribution Date:	10/15/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	18,380	11.25%	3,225,851,190	9.52%
12.00 - 23.99	42,983	26.31%	7,841,811,412	23.13%
24.00 - 35.99	51,403	31.46%	11,273,744,107	33.25%
36.00 - 41.99	29,177	17.86%	6,980,450,750	20.59%
42.00 - 47.99	12,493	7.65%	2,719,503,153	8.02%
48.00 - 53.99	5,311	3.25%	1,159,078,711	3.42%
54.00 - 59.99	2,701	1.65%	516,830,611	1.52%
60.00 - 65.99	762	0.47%	152,622,831	0.45%
66.00 - 71.99	23	0.01%	5,057,247	0.01%
72.00 and Above	148	0.09%	26,113,843	0.08%
Total	163,381	100.00%	33,901,063,856	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	45,233	27.69%	2,690,219,784	7.94%
100,000 - 149,999	27,011	16.53%	3,374,620,731	9.95%
150,000 - 199,999	24,615	15.07%	4,286,976,662	12.65%
200,000 - 249,999	19,305	11.82%	4,325,425,514	12.76%
250,000 - 299,999	14,517	8.89%	3,968,767,163	11.71%
300,000 - 349,999	9,507	5.82%	3,074,845,325	9.07%
350,000 - 399,999	6,453	3.95%	2,408,230,274	7.10%
400,000 - 449,999	4,215	2.58%	1,785,517,379	5.27%
450,000 - 499,999	3,089	1.89%	1,461,750,502	4.31%
500,000 - 549,999	2,272	1.39%	1,190,852,039	3.51%
550,000 - 599,999	1,743	1.07%	999,269,583	2.95%
600,000 - 649,999	1,248	0.76%	778,670,380	2.30%
650,000 - 699,999	879	0.54%	592,239,994	1.75%
700,000 - 749,999	708	0.43%	512,402,120	1.51%
750,000 - 799,999	515	0.32%	398,461,055	1.18%
800,000 - 849,999	469	0.29%	386,900,432	1.14%
850,000 - 899,999	370	0.23%	323,384,830	0.95%
900,000 - 949,999	328	0.20%	303,149,392	0.89%
950,000 - 999,999	186	0.11%	181,015,170	0.53%
1,000,000 or Greater	718	0.44%	858,365,528	2.53%
Total	163,381	100.00%	33,901,063,856	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	26,636	16.30%	5,136,337,704	15.15%
Single Family	130,039	79.59%	27,201,643,254	80.24%
Multi Family	5,972	3.66%	1,415,446,354	4.18%
Other	734	0.45%	147,636,544	0.44%
Total	163,381	100.00%	33,901,063,856	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/27/2018
Distribution Date:	10/15/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	74,457,888	53,821,662	71,253,685	89,360,200	114,926,609	132,107,985	192,564,739	236,316,840	352,417,759	435,699,938	553,251,506	1,031,083,863	779,946,274	252,817,397	1,878,157	-	4,371,904,503	12.90%
	Current and Less Than 30 Days Past Due	74,457,888	53,821,662	71,253,685	89,301,769	114,926,609	132,107,985	192,564,739	236,316,840	352,417,759	435,495,846	552,189,231	1,030,577,971	777,812,495	252,817,397	1,878,157	-	4,367,940,034	99.91%
Alberta	30 to 59 Days Past Due	-	-	-	58,431	-	-	-	-	-	204,091	1,062,275	505,892	1,889,035	-	-	-	3,719,724	0.09%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	244,744	-	-	-	244,744	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	417,913,289	292,066,852	402,007,776	609,087,730	739,943,303	857,796,846	723,909,142	613,121,141	545,335,309	434,763,977	304,369,165	115,993,902	42,722,847	5,806,682	443,423	-	6,105,281,384	18.01%
	Current and Less Than 30 Days Past Due	417,913,289	292,066,852	400,425,780	608,631,639	739,772,981	856,225,135	721,515,838	613,121,141	543,731,753	434,423,741	304,185,696	115,993,902	42,722,847	5,806,682	443,423	-	6,096,980,700	99.86%
British Columbia	30 to 59 Days Past Due	-	-	1,581,996	456,091	170,322	1,023,211	2,393,304	-	963,259	340,236	183,469	-	-	-	-	-	7,111,887	0.12%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	548,501	-	-	640,296	-	-	-	-	-	-	-	1,188,797	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,360,249	7,577,749	10,298,884	12,181,515	17,477,936	25,004,390	28,243,320	39,341,653	50,440,060	62,677,790	73,863,435	75,868,982	17,477,012	545,665	601,656	-	429,960,295	1.27%
	Current and Less Than 30 Days Past Due	8,360,249	7,577,749	10,298,884	12,181,515	17,421,895	24,933,358	28,243,320	39,264,850	50,440,060	62,002,729	73,660,246	75,868,982	17,477,012	545,665	601,656	-	428,878,168	99.75%
Manitoba	30 to 59 Days Past Due	-	-	-	-	56,041	71,032	-	76,803	-	675,061	203,189	-	-	-	-	-	1,082,126	0.25%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,716,805	8,527,867	8,929,000	14,953,906	25,804,478	34,826,468	52,756,816	87,477,133	76,667,350	45,523,324	34,293,949	5,321,588	4,054,965	-	-	-	410,853,649	1.21%
	Current and Less Than 30 Days Past Due	11,716,805	8,527,867	8,929,000	14,953,906	25,804,478	34,826,468	52,675,398	87,477,133	76,527,407	45,523,324	34,293,949	5,321,588	4,054,965	-	-	-	410,632,289	99.95%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	139,943	-	-	-	-	-	-	-	139,943	0.03%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	81,417	-	-	-	-	-	-	-	-	-	81,417	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,523,922	9,377,770	13,490,245	17,140,112	29,866,805	48,390,950	68,725,158	122,376,394	116,086,175	59,645,944	59,343,832	16,592,588	18,186,204	275,712	-	-	591,021,810	1.74%
	Current and Less Than 30 Days Past Due	11,523,922	9,377,770	13,406,839	17,140,112	29,866,805	48,390,950	68,347,787	122,174,411	116,086,175	59,645,944	59,343,832	16,592,588	18,186,204	275,712	-	-	590,359,051	99.89%
Newfoundland	30 to 59 Days Past Due	-	-	83,406	-	-	-	377,370	201,982	-	-	-	-	-	-	-	-	662,758	0.11%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	464,817	80,748	276,149	210,075	1,074,918	459,552	1,639,496	2,370,765	1,520,163	1,469,355	-	707,374	-	-	-	-	10,273,413	0.03%
	Current and Less Than 30 Days Past Due	464,817	80,748	276,149	210,075	1,074,918	459,552	1,639,496	2,370,765	1,520,163	1,469,355	-	707,374	-	-	-	-	10,273,413	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,903,384	16,642,183	22,193,938	29,216,779	37,766,493	59,002,404	80,614,429	152,795,716	141,197,020	97,010,557	81,780,537	26,001,800	9,755,485	577,522	416,946	-	776,875,193	2.29%
	Current and Less Than 30 Days Past Due	21,903,384	16,479,783	22,193,938	29,216,779	37,683,158	59,002,404	80,383,819	152,643,046	141,197,020	96,644,643	81,780,537	26,001,800	9,755,485	577,522	416,946	-	775,880,264	99.87%
Nova Scotia	30 to 59 Days Past Due	-	162,400	-	-	83,334	-	230,610	152,670	-	365,915	-	-	-	-	-	-	994,929	0.13%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	859,594,798	619,128,255	829,908,901	1,161,095,607	1,547,926,382	1,775,214,764	2,188,699,885	2,305,830,194	2,127,071,679	1,682,225,669	1,374,856,549	563,194,618	338,870,064	118,912,027	11,382,553	2,301,187	17,506,213,131	51.64%
	Current and Less Than 30 Days Past Due	859,522,344	618,582,491	829,741,222	1,160,172,488	1,546,917,178	1,773,347,101	2,187,629,475	2,304,404,744	2,125,089,469	1,679,831,328	1,372,670,294	562,902,405	338,870,064	118,912,027	11,382,553	2,301,187	17,492,276,371	99.92%
Ontario	30 to 59 Days Past Due	72,454	545,764	-	923,119	809,414	1,347,658	1,070,410	1,425,449	1,982,210	2,394,341	1,447,984	292,213	-	-	-	-	12,311,015	0.07%
Ontario	60 to 89 Days Past Due	-	-	167,679	-	199,790	520,005	-	-	-	-	738,270	-	-	-	-	-	1,625,745	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,970,188	1,898,965	2,516,500	3,354,993	5,489,053	7,472,572	10,832,093	20,844,946	15,379,916	7,851,254	8,816,755	983,574	1,362,999	-	-	-	89,773,808	0.26%
	Current and Less Than 30 Days Past Due	2,970,188	1,898,965	2,516,500	3,354,993	5,489,053	7,472,572	10,832,093	20,844,946	15,379,916	7,851,254	8,816,755	983,574	1,362,999	-	-	-	89,773,808	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	69,039,272	48,266,543	64,338,814	93,646,485	113,515,224	132,971,332	190,172,334	231,673,347	283,690,325	378,654,023	513,524,838	446,129,448	84,198,630	4,370,537	1,465,299	191,826	2,655,848,277	7.83%
	Current and Less Than 30 Days Past Due	69,039,272	48,266,543	64,338,814	93,646,485	113,515,224	132,971,332	190,172,334	231,130,574	283,690,325	378,654,023	512,613,317	445,447,447	84,198,630	4,370,537	1,465,299	191,826	2,653,711,982	99.92%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	542,773	-	-	911,521	682,001	-	-	-	-	2,136,296	0.08%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,771,433	15,184,821	22,548,556	27,732,637	45,877,382	62,625,243	95,191,478	179,227,073	202,798,251	121,090,717	79,006,453	15,853,698	11,095,329	207,546	-	-	897,210,617	2.65%
	Current and Less Than 30 Days Past Due	18,771,433	15,184,821	22,476,600	27,732,637	45,877,382	62,520,932	95,079,313	178,659,299	202,519,287	120,738,403	78,888,032	15,853,698	11,095,329	207,546	-	-	895,604,711	99.82%
Saskatchewan	30 to 59 Days Past Due	-	-	71,956	-	-	-	112,165	415,460	278,964	352,314	118,422	-	-	-	-	-	1,349,281	0.15%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	104,311	-	152,315	-	-	-	-	-	-	-	-	256,626	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,333,944	1,228,646	1,857,994	3,107,691	3,332,978	7,061,630	7,278,633	9,240,700	5,392,404	6,279,610	6,732,692	1,242,459	758,395	-	-	-	55,847,777	0.16%
	Current and Less Than 30 Days Past Due	2,333,944	1,228,646	1,857,994	3,107,691	3,332,978	7,061,630	7,278,633	9,240,700	5,392,404	6,279,610	6,732,692	1,242,459	758,395	-	-	-	55,847,777	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,499,049,989	1,073,802,061	1,449,620,443	2,061,087,731	2,683,001,562	3,142,934,137	3,640,627,522	4,000,615,901	3,917,996,411	3,332,892,157	3,089,839,711	2,298,973,893	1,308,428,203	383,513,087	16,188,034	2,493,013	33,901,063,856	100.00%
	Current and Less Than 30 Days Past Due	1,498,977,535	1,073,093,897	1,447,715,406	2,059,650,090	2,681,682,662	3,139,319,420	3,636,362,245	3,997,648,449	3,913,991,740	3,328,560,199	3,085,174,580	2,297,493,788	1,306,294,424	383,513,087	16,188,034	2,493,013	33,868,158,568	99.90%
	30 to 59 Days Past Due	72,454	708,164	1,737,357	1,437,641	1,119,111	2,441,900	4,183,860	2,815,137	3,364,376	4,331,958	3,926,861	1,480,105	1,889,035	-	-	-	29,507,959	0.09%
	60 to 89 Days Past Due	-	-	167,679	-	199,790	1,172,817	81,417	152,315	640,296	-	738,270	-	244,744	-	-	-	3,397,329	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/27/2018
Distribution Date:	10/15/2018

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	27,738,273	17,645,336	23,678,333	33,955,894	40,065,931	43,825,153	41,136,477	39,532,210	42,115,361	35,930,519	44,637,365	35,662,375	29,197,216	9,301,072	932,534	-	465,354,048	1.37%
<=599	5,960,292	3,347,056	8,356,424	15,459,009	23,728,178	29,581,930	30,586,260	33,332,614	31,444,729	37,222,036	24,843,379	21,676,738	11,308,104	3,396,296	-	-	280,243,045	0.83%
600-650	14,138,024	9,775,137	17,399,844	24,898,512	47,878,029	59,434,934	68,639,339	76,127,576	88,928,875	86,304,496	79,661,776	46,988,496	29,595,543	7,072,871	1,547,954	-	658,391,406	1.94%
651-700	42,998,772	32,104,859	54,912,940	90,428,793	151,213,875	180,872,495	233,233,898	285,838,618	301,958,802	260,519,676	254,059,988	194,203,961	117,839,331	31,289,792	416,946	52,760	2,231,945,508	6.58%
701-750	109,264,987	95,158,269	121,787,370	205,531,997	302,552,706	372,034,209	466,197,799	570,170,491	560,554,784	496,185,216	468,024,403	394,000,061	220,354,885	48,682,323	1,318,894	-	4,431,818,393	13.07%
751-800	198,760,769	158,207,217	216,195,791	351,555,964	477,304,602	617,339,512	718,881,693	842,096,864	856,831,418	725,570,920	705,218,607	496,085,003	288,980,116	81,143,890	6,171,463	338,045	6,740,681,874	19.88%
>800	1,100,188,872	757,564,188	1,007,289,740	1,339,257,563	1,640,258,241	1,839,845,905	2,081,952,056	2,153,517,528	2,036,162,442	1,691,159,294	1,513,394,193	1,110,357,259	611,153,010	202,626,843	5,800,242	2,102,207	19,092,629,582	56.32%
Total	1,499,049,989	1,073,802,061	1,449,620,443	2,061,087,731	2,683,001,562	3,142,934,137	3,640,627,522	4,000,615,901	3,917,996,411	3,332,892,157	3,089,839,711	2,298,973,893	1,308,428,203	383,513,087	16,188,034	2,493,013	33,901,063,856	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.